Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Private Placement [Line Items]
Price per warrant (in Dollars per share)		$ 11.5
Private Placement [Member] | I-Bankers and Dawson James [Member]
Private Placement [Line Items]
Warrants issued	2,185,000	2,185,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants issued	7,347,500	7,347,500
Generating proceeds of private placement (in Dollars)	$ 7,347,500	$ 7,347,500
Over-Allotment Option [Member]
Private Placement [Line Items]
Warrants issued	74,250
Over-Allotment Option [Member] | Private Placement [Member]
Private Placement [Line Items]
Warrants issued	697,500	697,500
Private Placement [Member]
Private Placement [Line Items]
Price per warrant (in Dollars per share)	$ 1	$ 1
Generating proceeds of private placement (in Dollars)	$ 7,347,500	$ 7,347,500
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Warrants issued	5,162,500	5,162,500